Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2019

AFFS-QTLY-0619
1.800326.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 35.0%
Diversified Banks - 20.7%
Bank of America Corp.	812,156	$24,835,730
Citigroup, Inc.	391,605	27,686,473
JPMorgan Chase & Co.	145,931	16,935,293
Wells Fargo & Co.	292,278	14,149,178
		83,606,674
Regional Banks - 14.3%
BOK Financial Corp.	21,716	1,892,332
First Citizens Bancshares, Inc.	6,900	3,092,925
First Hawaiian, Inc.	113,300	3,132,745
First Horizon National Corp.	182,779	2,758,135
First Republic Bank	21,400	2,260,268
Huntington Bancshares, Inc.	711,920	9,909,926
KeyCorp	249,200	4,373,460
M&T Bank Corp.	24,900	4,234,743
PNC Financial Services Group, Inc.	99,631	13,642,473
Signature Bank	42,700	5,639,389
SunTrust Banks, Inc.	106,800	6,993,264
		57,929,660

TOTAL BANKS		141,536,334

Capital Markets - 15.6%
Asset Management & Custody Banks - 3.0%
Bank of New York Mellon Corp.	159,800	7,935,668
Oaktree Capital Group LLC Class A	85,200	4,312,824
		12,248,492
Financial Exchanges & Data - 3.3%
Cboe Global Markets, Inc.	131,673	13,379,294
Investment Banking & Brokerage - 9.3%
E*TRADE Financial Corp.	188,680	9,558,529
Goldman Sachs Group, Inc.	7,440	1,532,045
Hamilton Lane, Inc. Class A	78,300	3,825,738
Morgan Stanley	213,600	10,306,200
PJT Partners, Inc.	46,300	1,996,456
TD Ameritrade Holding Corp.	142,400	7,487,392
Tradeweb Markets, Inc. Class A	1,700	68,425
Virtu Financial, Inc. Class A (a)	114,000	2,802,120
		37,576,905

TOTAL CAPITAL MARKETS		63,204,691

Consumer Finance - 10.5%
Consumer Finance - 10.5%
American Express Co.	89,000	10,433,470
Capital One Financial Corp.	177,938	16,517,985
OneMain Holdings, Inc.	211,300	7,177,861
SLM Corp.	818,700	8,317,992
		42,447,308
Diversified Financial Services - 4.6%
Multi-Sector Holdings - 4.6%
Berkshire Hathaway, Inc. Class B (b)	85,419	18,511,151
Household Durables - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	43,700	1,936,347
Insurance - 25.3%
Insurance Brokers - 2.6%
Willis Group Holdings PLC	57,000	10,507,380
Life & Health Insurance - 3.2%
MetLife, Inc.	124,600	5,747,798
Torchmark Corp.	81,880	7,177,601
		12,925,399
Multi-Line Insurance - 6.8%
American International Group, Inc.	206,500	9,823,205
Assurant, Inc.	32,000	3,040,000
Hartford Financial Services Group, Inc.	277,700	14,526,487
		27,389,692
Property & Casualty Insurance - 9.9%
Axis Capital Holdings Ltd.	89,000	5,059,650
Beazley PLC	434,700	3,265,049
FNF Group	284,750	11,375,763
Hiscox Ltd.	155,800	3,400,952
RSA Insurance Group PLC	213,600	1,509,656
The Travelers Companies, Inc.	107,900	15,510,625
		40,121,695
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	75,000	11,363,250

TOTAL INSURANCE		102,307,416

IT Services - 1.3%
Data Processing & Outsourced Services - 1.3%
Visa, Inc. Class A	32,000	5,261,760
Mortgage Real Estate Investment Trusts - 2.9%
Mortgage REITs - 2.9%
AGNC Investment Corp.	294,300	5,235,597
MFA Financial, Inc.	900,298	6,761,238
		11,996,835
Software - 0.9%
Application Software - 0.9%
Black Knight, Inc. (b)	64,583	3,643,773
Thrifts & Mortgage Finance - 2.4%
Thrifts & Mortgage Finance - 2.4%
Essent Group Ltd. (b)	96,100	4,559,945
MGIC Investment Corp. (b)	356,000	5,211,840
		9,771,785
TOTAL COMMON STOCKS
(Cost $351,014,843)		400,617,400

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.49% (c)	4,051,699	4,052,509
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	2,192,781	2,193,000
TOTAL MONEY MARKET FUNDS
(Cost $6,245,509)		6,245,509
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $357,260,352)		406,862,909
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,250,029)
NET ASSETS - 100%		$404,612,880

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$157,986
Fidelity Securities Lending Cash Central Fund	517
Total	$158,503

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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